Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Company's Restricted Assets
The following table details the forms and value of Company’s material restricted assets as at June 30, 2023 and December 31, 2022:

	As at June 30, 2023	As at December 31, 2022
	($ in millions, except percentages)
Regulatory trusts and deposits:
Affiliated transactions	$617.0	$707.1
Third party	2,773.8	2,817.7
Letters of credit / guarantees(1)	266.5	471.3
Total restricted assets (excluding illiquid assets)	3,657.3	3,996.1
Other investments — illiquid assets	213.4	221.3
Total restricted assets and illiquid assets	$3,870.7	$4,217.4

Total as percent of cash and investable assets (2)	52.6%	59.4%

(1)As at June 30, 2023, the Company had pledged funds as collateral for the secured letters of credit of $266.5 million (December 31, 2022 — $471.3 million).
(2)Investable assets comprise total investments, cash and cash equivalents, accrued interest, receivables for securities sold and payables for securities purchased.